27) Property and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property And Equipment Tables Abstract
Composition of property and equipment by class
a)	Composition of property and equipment by class

	R$ thousand
	Annual depreciation rate	Cost	Accumulated depreciation	Net
Buildings	4%	8,767,456	(2,597,842)	6,169,614
Land	-	1,021,594	-	1,021,594
Installations, properties and equipment for use	10%	6,706,990	(3,459,963)	3,247,027
Security and communication systems	10%	388,588	(236,324)	152,264
Data processing systems	20%	10,137,875	(6,780,155)	3,357,720
Transportation systems	20%	213,691	(90,781)	122,910
Balance on December 31, 2020 (1)		27,236,194	(13,165,065)	14,071,129

Buildings	4%	7,847,887	(1,365,046)	6,482,841
Land	-	967,928	-	967,928
Installations, properties and equipment for use	10%	6,690,473	(2,965,884)	3,724,589
Security and communication systems	10%	375,712	(221,860)	153,852
Data processing systems	20%	9,167,330	(5,977,994)	3,189,336
Transportation systems	20%	211,510	(70,834)	140,676
Balance on December 31, 2019 (1)		25,260,840	(10,601,618)	14,659,222

(1) It includes underlying assets identified in lease contracts recognized under the scope of IFRS 16.

Change in property and equipment by class
b)	Change in property and equipment by class

	R$ thousand
	Buildings	Land	Installations, properties and equipment for use	Security and communications systems	Data processing systems	Transportation systems	Total
Balance on December 31, 2018	2,131,206	976,869	3,162,832	142,806	2,381,480	31,643	8,826,836
Initial adoption - IFRS 16	4,136,603	-	31,215	-	-	8,793	4,176,611
Adjusted balance on January 1, 2019	6,267,809	976,869	3,194,047	142,806	2,381,480	40,436	13,003,447
Additions	1,321,052	18,380	1,898,293	43,111	1,913,392	113,816	5,308,044
Write-offs	(59,792)	(27,321)	(786,791)	(6,291)	(8,359)	(861)	(889,415)
Impairment	-	-	(2,123)	(1,806)	(21,499)	(43)	(25,471)
Depreciation	(1,046,228)	-	(578,837)	(23,968)	(1,075,678)	(12,672)	(2,737,383)
Balance on December 31, 2019	6,482,841	967,928	3,724,589	153,852	3,189,336	140,676	14,659,222
Additions	1,411,771	46,213	1,262,493	24,315	1,250,334	5,970	4,001,096
Write-offs	(709,254)	(23,530)	(893,576)	(1,440)	(11,588)	-	(1,639,388)
Impairment	(11)	30,983	-	(2,505)	(17,903)	(258)	10,306
Depreciation	(1,015,733)	-	(846,479)	(21,958)	(1,052,459)	(23,478)	(2,960,107)
Balance on December 31, 2020 (1)	6,169,614	1,021,594	3,247,027	152,264	3,357,720	122,910	14,071,129

(1) It includes underlying assets identified in lease contracts recognized under the scope of IFRS 16.